COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum rental payments for facilities under non-cancelable operating leases are as follows:

Year ended December 31,	Operating Lease Obligations
2013	320
2014	314
2015	300
2016	197
Total	$1,131